Expense Example, No Redemption - Class I and P Shares - Voya Multi-Manager International Equity Fund	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class P 1 Yr	Class P 3 Yrs	Class P 5 Yrs	Class P 10 Yrs
USD ($)	94	293	509	1,131	15	475	961	2,305